Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated surplus / (deficit) [Member]
Balance at Dec. 31, 2015	$ 347,611,278	$ 263,297	$ 338,226,370	$ (1,278,546)	$ 10,400,157
Balance (in shares) at Dec. 31, 2015		26,210,311
Net proceeds from equity offering	63,927,414	$ 75,000	63,852,414	0	0
Net proceeds from equity offering (in shares)		7,500,000
Share based compensation	1,304,325	$ 0	1,304,325	0	0
Repurchase of common stock	(2,993,931)	$ 0	0	(2,993,931)	0
Repurchase of common stock (in shares)		(366,347)
Dividend payments	(9,327,219)	$ 2,316	1,896,148	0	(11,225,683)
Dividend payments (in shares)		231,646
Loss for the period	3,747,932	$ 0	0	0	3,747,932
Balance at Dec. 31, 2016	404,269,799	$ 340,613	405,279,257	(4,272,477)	2,922,406
Balance (in shares) at Dec. 31, 2016		33,575,610
Share based compensation	342,785		342,785	0	0
Loss for the period	(8,660,943)	$ 0	0	0	(8,660,943)
Balance at Sep. 30, 2017	$ 395,951,641	$ 340,613	$ 405,622,042	$ (4,272,477)	$ (5,738,537)
Balance (in shares) at Sep. 30, 2017		33,575,610